Financial assets at fair value through other comprehensive income - Summary of financial assets at fair value through other comprehensive income (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [table]
Financial assets at fair value through other comprehensive income	€ 30,635	€ 35,895
Loan loss on provisions	5,368	5,854
Equity securities [member]
Disclosure of financial assets [table]
Financial assets at fair value through other comprehensive income	2,457	1,862
Debt securities [member]
Disclosure of financial assets [table]
Financial assets at fair value through other comprehensive income	27,340	32,977
Loan loss on provisions	31	29
Loans and advances [member]
Disclosure of financial assets [table]
Financial assets at fair value through other comprehensive income	838	1,056
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member] | Debt securities [member]
Disclosure of financial assets [table]
Loan loss on provisions	12	12
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member] | Loans and advances [member]
Disclosure of financial assets [table]
Loan loss on provisions	€ 1	€ 2